UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2016

Date of reporting period:  May 31, 2016

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.42%
Aerospace & Defense - 2.21%
Triumph Group, Inc.	120,000	$4,527,600
Banks - 6.70%
Bank of America Corp. (a)	506,000	7,483,740
JPMorgan Chase & Co. (a)	95,200	6,213,704
		13,697,444

Biotechnology - 2.28%
Biogen, Inc. (c)	16,100	4,664,653
Construction & Engineering - 3.14%
Chicago Bridge & Iron Co. NV (b)	168,000	6,424,320
Construction Materials - 2.93%
CEMEX S.A.B. de C.V. - ADR (b)	942,864	5,996,615
Containers & Packaging - 7.70%
International Paper Co.	177,000	7,462,320
Owens- Illinois, Inc. (c)	438,500	8,287,650
		15,749,970

Diversified Financial Services - 3.41%
Voya Financial, Inc. (a)	212,500	6,982,750
Electric Utilities - 1.56%
Exelon Corp.	93,000	3,187,110
Health Care Equipment & Supplies - 1.19%
Zimmer Biomet Holdings, Inc.	20,000	2,442,200
Insurance - 10.73%
American International Group, Inc. (a)	69,000	3,993,720
Genworth Financial, Inc. (c)	1,400,000	5,180,000
Hartford Financial Services Group, Inc. (a)	131,500	5,939,855
MetLife, Inc.	150,000	6,832,499
		21,946,074

Machinery - 5.19%
Crane Co.	114,500	6,572,300
Kennametal, Inc.	165,000	4,039,200
		10,611,500

Media - 3.64%
Viacom Inc. - Class B	168,000	7,454,160
Multiline Retail - 2.14%
Macy's, Inc.	132,000	4,383,720
Oil, Gas & Consumable Fuels - 10.43%
BP PLC - ADR (b)	80,000	2,512,000
Devon Energy Corp.	93,000	3,356,370
PBF Energy, Inc.	210,000	5,537,700
Southwestern Energy Co. (c)	726,000	9,924,420
		21,330,490

Pharmaceuticals - 2.85%
Teva Pharmaceutical Industries Ltd. - ADR (a)(b)	112,000	5,809,440
Semiconductors & Semiconductor Equipment - 5.31%
Cypress Semiconductor Corp.	340,000	3,614,200
Micron Technology, Inc. (c)	218,000	2,772,960
QUALCOMM, Inc.	81,500	4,475,980
		10,863,140

Specialty Retail - 3.98%
Abercrombie & Fitch Co.	191,400	3,806,946
Dick's Sporting Goods, Inc.	100,500	4,311,450
		8,118,396

Technology Hardware, Storage & Peripherals - 10.03%
Hewlett-Packard Enterprise Co.	442,000	8,163,740
NCR Corp. (c)	210,804	6,509,628
NetApp, Inc.	228,500	5,833,605
		20,506,973

TOTAL COMMON STOCKS (Cost $174,926,571)		174,696,555

CONVERTIBLE BONDS - 3.89%
Chesapeake Energy Corp.
2.50%, 05/15/2037	3,500,000	3,272,500
2.50%, 05/15/2037	5,000,000	4,675,000
TOTAL CONVERTIBLE BONDS (Cost $4,567,212)		7,947,500

CORPORATE BONDS - 4.35%
CONSOL Energy, Inc.
5.88%, 04/15/2022	3,000,000	2,460,000
Genworth Holdings, Inc.
6.15%, 11/15/2066	5,150,000	1,751,000
SM Energy Co.
6.13%, 11/15/2022	600,000	552,000
Southwestern Energy Co.
4.95%, 01/23/2025	3,000,000	2,527,500
W&T Offshore, Inc.
8.50%, 06/15/2019	7,000,000	1,610,000
TOTAL CORPORATE BONDS (Cost $7,883,476)		8,900,500

PURCHASED OPTIONS - 0.03%
Call Options - 0.03%
Apple, Inc.
Expiration: August 2016, Exercise Price: $105.00	300	$65,700
TOTAL PURCHASE OPTIONS (Cost $68,730)		65,700

SHORT-TERM INVESTMENTS - 5.96%
MONEY MARKET FUND - 5.96%
Fidelity Institutional Government Portfolio	12,196,557	12,196,557
TOTAL SHORT-TERM INVESTMENTS (Cost $12,196,557)		12,196,557

Total Investments (Cost $199,642,546) - 99.65%		203,806,812
Other Assets in Excess of Liabilities - 0.35%		711,230
TOTAL NET ASSETS - 100.00%		$204,518,042

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Foreign issued security.
(c)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Opportunity Fund
Schedule of Options Written
May 31, 2016 (Unaudited)

	Contracts	Value
Put Options
Apple, Inc.
Expiration: July, 2016, Exercise Price: $90.00	(150)	(5,850)
		(5,850)
Total Options Written Premiums received ($19,213)		$(5,850)

Snow Capital Opportunity Fund
Schedule of Securites Sold Short
May 31, 2016 (Unaudited)

Securities Sold Short	Shares	Value
Abbott Laboratories	(18,800)	$(745,044)
Accenture PLC	(6,090)	(724,527)
Adobe Systems Inc	(7,440)	(740,057)
Albemarle Corp	(9,220)	(723,770)
Archer-Daniels-Midland Co.	(17,780)	(760,451)
AT&T Inc	(18,350)	(718,403)
Celgene Corp	(6,940)	(732,309)
Centene Corp	(11,960)	(745,706)
Cintas Corp	(7,690)	(729,012)
CME Group, Inc.	(7,580)	(742,006)
Comerica, Inc.	(15,670)	(738,057)
Concho Resources Inc	(6,240)	(757,162)
Costco Wholesale Corp	(4,960)	(737,899)
Darden Restaurants Inc	(10,700)	(725,781)
Dollar Tree, Inc.	(8,310)	(752,387)
Ecolab, Inc.	(6,060)	(710,474)
Edgewell Personal Care Co.	(9,240)	(733,933)
Exxon Mobil Corp	(8,060)	(717,501)
Fortune Brands Home & Security Inc	(12,280)	(720,468)
Jazz Pharmaceuticals PLC	(4,730)	(716,879)
Level 3 Communications, Inc.	(13,630)	(735,339)
Lowe's Cos, Inc.	(9,190)	(736,395)
Microsoft Corp	(13,990)	(741,470)
Middleby Corp.	(5,930)	(736,506)
Monster Beverage Corp.	(4,790)	(718,500)
MSCI, Inc.	(9,310)	(742,845)
Phillips 66	(9,120)	(732,883)
Pinnacle West Capital Corp.	(9,810)	(721,918)
Pioneer Natural Resources Co.	(4,480)	(718,234)
Rollins, Inc.	(25,990)	(738,636)
SCANA Corp.	(10,370)	(724,967)
AO Smith Corp.	(8,860)	(729,178)
State Street Corp.	(11,670)	(735,910)
Tractor Supply Co.	(7,640)	(734,204)
Total for Shares Sold Short (Proceeds: $24,553,804)		$(24,918,809)

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows*:

Cost of investments	$199,642,546
Gross unrealized appreciaition- Short Sales	$13,229
Gross unrealized appreciation - Long Investments	25,803,996
Gross unrealized appreciation - Options	13,363
Gross unrealized depreciaition- Short Sales	(378,234)
Gross unrealized depreciation - Long Investments	(21,639,730)
Net unrealized depreciation	$3,812,624

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Snow Capital Opportunity Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation and protection of investment principal. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on April 28, 2006.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of
60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within
60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

The Fund may use certain options and futures contracts and options on futures contracts
(collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the structural options and futures markets and the securities markets, from differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. The Snow Capital Opportunity Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period, current interest rates and supply and demand factors. The premium is the market value of an option at the time the contract trade is executed.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).
Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S.
options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.
If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks[1]	$174,696,555	$-	$-	$174,696,555
Total Equity	174,696,555	-	-	174,696,555

Fixed Income
Corporate Bonds	-	8,900,500	-	8,900,500
Convertible Bonds	-	7,947,500	-	7,947,500
Total Fixed Income	-	16,848,000	-	16,848,000

Derivative
Purchased Options	65,700	-	-	65,700
Total Derivative	65,700	-	-	65,700

Short-Term Investments	12,196,557	-	-	12,196,557

Total Investments in Securities	$186,958,812	$16,848,000	$-	$203,806,812

Liabilities;
Securities Sold Short	$(24,918,809)	-	-	$(24,918,809)
Written Options	(5,850)		-	(5,850)
				$(24,924,659)

* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

The Fund held no Level 3 securities during the period ended May 31, 2016.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2016 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

[1] For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2016 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$65,700	Options written, at value	5,850

Total		$65,700		$5,850

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2016 through May 31, 2016 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$-	$-	-
Total	$-	$-	$-

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(3,030)	$13,363	$10,333
Total	$(3,030)	$13,363	$10,333

Snow Capital Small Cap Value Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.82%
Aerospace & Defense - 4.38%
Triumph Group, Inc.	70,100	$2,644,873
Air Freight & Logistics - 3.88%
Atlas Air Worldwide Holdings, Inc. (a)	53,423	2,342,064
Banks - 12.12%
First Commonwealth Financial Corp.	118,430	1,112,058
FNB Corp.	98,459	1,318,366
OFG Bancorp (b)	322,775	2,950,163
TCF Financial Corp.	52,445	753,635
The Bancorp, Inc. (a)	176,637	1,192,300
		7,326,522

Capital Markets - 0.54%
FBR & Co.	17,106	328,777
Chemicals - 3.33%
FMC Corp.	19,655	933,416
LSB Industries, Inc. (a)	82,307	1,082,337
		2,015,753

Commercial Services & Supplies - 2.94%
ACCO Brands Corp. (a)	178,948	1,778,743
Communications Equipment - 1.68%
Black Box Corp.	80,705	1,012,848
Consumer Finance - 4.10%
Green Dot Corp. (a)	112,385	2,479,213
Distributors - 0.40%
VOXX International Corp. (a)	73,665	243,831
Diversified Financial Services - 1.69%
Voya Financial, Inc.	31,000	1,018,660
Electronic Equipment, Instruments & Components - 6.03%
Keysight Technologies, Inc. (a)	33,650	1,030,699
Orbotech Ltd. (a)(b)	27,055	754,564
OSI Systems, Inc. (a)	31,377	1,671,766
Zebra Technologies Corp. (a)	3,500	185,885
		3,642,914

Energy Equipment & Services - 2.90%
CARBO Ceramics, Inc. (a)	84,721	1,044,610
Tidewater, Inc. (a)	163,000	705,790
		1,750,400

Food & Staples Retailing - 2.13%
The Andersons, Inc.	36,000	1,288,080
Food Products - 1.56%
Omega Protein Corp. (a)	47,810	943,769
Health Care Equipment & Supplies - 7.07%
Analogic Corp.	21,535	1,765,870
Integra LifeSciences Holdings Corp. (a)	33,500	2,502,785
		4,268,655

Health Care Providers & Services - 4.28%
Community Health Systems, Inc. (a)	97,035	1,304,150
Kindred Healthcare, Inc.	108,095	1,283,088
		2,587,238

Hotels, Restaurants & Leisure - 0.98%
Bloomin' Brands, Inc.	31,000	590,550
Household Durables - 1.72%
SodaStream International Ltd. (a)(b)	50,229	1,041,247
Insurance - 1.89%
American Equity Investment Life Holding Co.	70,340	1,140,211

Machinery - 5.80%
Actuant Corp.	21,500	586,735
Crane Co.	32,250	1,851,150
L.B. Foster Co.	92,603	1,067,713
		3,505,598

Metals & Mining - 0.47%
United States Steel Corp.	19,570	283,178
Multiline Retail - 2.10%
Big Lots, Inc.	24,234	1,267,439
Oil, Gas & Consumable Fuels - 3.96%
PBF Energy, Inc.	60,000	1,582,200
Southwestern Energy Co. (a)	59,500	813,365
		2,395,565

Pharmaceuticals - 2.95%
Lannett, Inc. (a)	73,175	1,784,738
Professional Services - 2.35%
Acacia Research Corp. (a)	275,335	1,420,729
Semiconductors & Semiconductor Equipment - 1.35%
Ambarella, Inc. (a)(b)	1,030	42,580
Cypress Semiconductor Corp.	73,000	775,990
		818,570

Software - 3.84%
OpenText Corp. (b)	39,600	2,323,728
Specialty Retail - 1.46%
Abercrombie & Fitch Co.	13,205	262,647
Genesco, Inc. (a)	9,600	620,160
		882,807

Technology Hardware, Storage & Peripherals - 1.81%
Silicon Graphics International Corp. (a)	207,502	1,091,461
Trading Companies & Distributors - 1.29%
DXP Enterprises, Inc. (a)	23,700	328,956
Titan Machinery, Inc. (a)	42,265	450,968
		779,924

Transportation Infrastructure - 3.82%
Wesco Aircraft Holdings, Inc. (a)	163,745	2,307,167
TOTAL COMMON STOCKS (Cost $60,034,878)		$57,305,252

REAL ESTATE INVESTMENT TRUSTS - 2.22%
Highwoods Properties, Inc.	27,580	1,342,043
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,040,923)		$1,342,043

SHORT-TERM INVESTMENTS - 1.96%
Money Market Fund - 1.96%
Fidelity Institutional Government Portfolio	1,182,085	1,182,085
TOTAL SHORT-TERM INVESTMENTS (Cost $1,182,085)		$1,182,085

Total Investments (Cost $62,257,886) - 99.00%		59,829,380
Other Assets in Excess of Liabilities - 1.00%		606,591
TOTAL NET ASSETS - 100.00%		$60,435,971

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows*:

May 31, 2016 (Unaudited)
Cost of investments	$ 62,257,886
Gross unrealized appreciation	7,330,115
Gross unrealized depreciation	(9,758,621)
Net unrealized depreciation	$ (2,428,506)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Snow Capital Small Cap Value Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The
Fund commenced operations on November 30, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of
60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within
60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$57,305,252	$-	$-	$57,305,252
Real Estate Investment Trusts	1,342,043			1,342,043
Total Equity	58,647,295	-	-	58,647,295

Short-Term Investments	1,182,085	-	-	1,182,085

Total Investments in Securities	$59,829,380	$-	$-	$59,829,380

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

The Fund held no Level 3 securities during the period ended May 31, 2016.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2016 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)   /s/ John Buckel
John Buckel, President

   Date  July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date  July 27, 2016

By (Signature and Title)* /s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date  July 27, 2016

* Print the name and title of each signing officer under his or her signature.